Financial Instruments - Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about hedges [abstract]
Balance as at the beginning of the year	₨ (143)	₨ 7,325
Deferred cancellation gain/ (loss), net	6	(6)
Changes in fair value of effective portion of derivatives	1,069	(12)
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions	2,087	(7,450)
Gain/(loss) on cash flow hedging derivatives, net	3,162	(7,468)
Balance as at the end of the year	3,019	(143)
Deferred tax thereon	(604)	29
Balance as at the end of the year, net of deferred tax	₨ 2,415	₨ (114)